Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin Conservative Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.2%
	Domestic Equity 26.1%
[a,b]	Franklin DynaTech Fund, Class R6	348,966	$30,171,583
[b]	Franklin Growth Fund, Class R6	849,083	93,713,226
[b]	Franklin LibertyQ U.S. Equity ETF	2,670,638	88,211,173
[b]	Franklin Rising Dividends Fund, Class R6	703,023	47,657,943
[b]	Franklin U.S. Core Equity (IU) Fund	4,736,078	47,881,751
	Vanguard S&P 500 ETF	23,100	6,297,060
			313,932,736
	Domestic Fixed Income 54.8%
[b]	Franklin Liberty U.S. Core Bond ETF	10,910,302	275,048,713
[b]	Franklin Low Duration Total Return Fund, Class R6	16,072,198	156,221,764
[b]	Franklin Strategic Income Fund, Class R6	2,633,229	25,436,994
[b]	Franklin U.S. Government Securities Fund, Class R6	14,585,074	88,968,955
	iShares Core U.S. Aggregate Bond ETF	354,658	40,136,646
	Vanguard Intermediate-Term Corporate Bond ETF	204,831	18,688,780
	Vanguard Total International Bond ETF	921,287	54,199,314
			658,701,166
	Foreign Equity 10.9%
[b]	Franklin FTSE Europe ETF	386,855	9,080,145
[b]	Franklin FTSE Japan ETF	186,957	4,662,708
[b]	Franklin International Core Equity (IU) Fund	3,923,320	40,410,199
[b]	Franklin International Growth Fund, Class R6	1,216,943	17,791,704
[b]	Franklin LibertyQ Emerging Markets ETF	1,416,249	40,980,439
[b]	Templeton Foreign Fund, Class R6	2,651,408	17,976,543
			130,901,738
	Foreign Fixed Income 5.4%
[b]	Franklin Liberty High Yield Corporate ETF	432,154	11,164,698
[b]	Templeton Global Total Return Fund, Class R6	4,889,050	54,512,904
			65,677,602
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,042,954,230)		1,169,213,242
	Short Term Investments 2.9%
	Money Market Funds (Cost $29,986,260) 2.5%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	29,986,260	29,986,260
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Conservative Allocation Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $4,355,716) 0.4%
[d]	Joint Repurchase Agreement, 2.343%, 10/01/19 (Maturity Value $4,355,999) BNP Paribas Securities Corp. (Maturity Value $2,147,725) Deutsche Bank Securities Inc. (Maturity Value $776,457) HSBC Securities (USA) Inc. (Maturity Value $1,431,817) Collateralized by [e]U.S. Treasury Bills, 11/19/19; U.S. Treasury Notes, 1.375% - 3.125%, 1/31/20 - 7/31/26; and U.S. Treasury Strips, 2/15/24 - 5/15/35 (valued at $4,444,489)	$4,355,716	$4,355,716
	Total Investments (Cost $1,077,296,206) 100.1%		1,203,555,218
	Other Assets, less Liabilities (0.1)%		(830,929)
	Net Assets 100.0%		$1,202,724,289

See Abbreviations on page 44.
[a]Non-income producing.
[b]See Note 3 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2019, all repurchase agreements had been entered into on that date.
[e]The security was issued on a discount basis with no stated coupon rate.
  |  2

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin Corefolio Allocation Fund
		Shares	Value
	Investments in Underlying Funds 99.9%
	Domestic Equity 74.8%
[a]	Franklin Growth Fund, Class R6	1,825,682	$201,500,478
[a,b]	Franklin Growth Opportunities Fund, Class R6	4,462,689	191,404,713
[a]	Franklin Mutual Shares Fund, Class R6	7,250,699	202,512,039
			595,417,230
	Foreign Equity 25.1%
[a]	Templeton Growth Fund Inc., Class R6	9,063,270	199,754,462
	Total Investments in Underlying Funds before Short Term Investments (Cost $549,042,577)		795,171,692
	Short Term Investments (Cost $495) 0.0%†
	Money Market Funds 0.0%†
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	495	495
	Total Investments in Underlying Funds (Cost $549,043,072) 99.9%		795,172,187
	Other Assets, less Liabilities 0.1%		471,611
	Net Assets 100.0%		$795,643,798

†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  3

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin Founding Funds Allocation Fund
		Shares	Value
	Investments in Underlying Funds 100.0%
	Domestic Equity 33.4%
[a]	Franklin Mutual Shares Fund, Class R6	45,017,006	$1,257,324,968
	Domestic Hybrid 33.2%
[a]	Franklin Income Fund, Class R6	547,003,796	1,252,638,693
	Foreign Equity 33.4%
[a]	Templeton Growth Fund Inc., Class R6	57,100,392	1,258,492,646
	Total Investments in Underlying Funds before Short Term Investments (Cost $3,804,136,765)		3,768,456,307
	Short Term Investments (Cost $35) 0.0%†
	Money Market Funds 0.0%†
[a,b]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	35	35
	Total Investments in Underlying Funds (Cost $3,804,136,800) 100.0%		3,768,456,342
	Other Assets, less Liabilities (0.0)%†		(322,392)
	Net Assets 100.0%		$3,768,133,950

†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin Growth Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.3%
	Domestic Equity 54.3%
[a,b]	Franklin DynaTech Fund, Class R6	745,135	$64,424,374
[b]	Franklin Growth Fund, Class R6	1,829,381	201,908,787
[b]	Franklin LibertyQ U.S. Equity ETF	5,782,006	190,979,658
[b]	Franklin Rising Dividends Fund, Class R6	1,496,256	101,431,201
[b]	Franklin U.S. Core Equity (IU) Fund	10,265,134	103,780,504
	Vanguard S&P 500 ETF	50,100	13,657,260
			676,181,784
	Domestic Fixed Income 18.3%
[b]	Franklin Liberty U.S. Core Bond ETF	2,664,750	67,178,348
[b]	Franklin Low Duration Total Return Fund, Class R6	5,676,287	55,173,506
[b]	Franklin Strategic Income Fund, Class R6	905,994	8,751,902
[b]	Franklin U.S. Government Securities Fund, Class R6	4,518,806	27,564,716
	iShares Core U.S. Aggregate Bond ETF	393,590	44,542,580
	Vanguard Intermediate-Term Corporate Bond ETF	68,277	6,229,593
	Vanguard Total International Bond ETF	317,698	18,690,173
			228,130,818
	Foreign Equity 22.9%
[b]	Franklin FTSE Europe ETF	851,550	19,987,326
[b]	Franklin FTSE Japan ETF	411,500	10,262,810
[b]	Franklin International Core Equity (IU) Fund	8,608,184	88,664,293
[b]	Franklin International Growth Fund, Class R6	2,677,954	39,151,684
[b]	Franklin LibertyQ Emerging Markets ETF	3,019,830	87,381,499
[b]	Templeton Foreign Fund, Class R6	5,949,108	40,334,955
			285,782,567
	Foreign Fixed Income 1.8%
[b]	Franklin Liberty High Yield Corporate ETF	144,279	3,727,448
[b]	Templeton Global Total Return Fund, Class R6	1,684,993	18,787,676
			22,515,124
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $957,922,157)		1,212,610,293
	Short Term Investments 2.7%
	Money Market Funds (Cost $28,877,926) 2.3%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	28,877,926	28,877,926
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Growth Allocation Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $5,108,784) 0.4%
[d]	Joint Repurchase Agreement, 2.343%, 10/01/19 (Maturity Value $5,109,116) BNP Paribas Securities Corp. (Maturity Value $2,519,050) Deutsche Bank Securities Inc. (Maturity Value $910,700) HSBC Securities (USA) Inc. (Maturity Value $1,679,366) Collateralized by [e]U.S. Treasury Bills, 11/19/19; U.S. Treasury Notes, 1.375% - 3.125%, 1/31/20 - 7/31/26; and U.S. Treasury Strips, 2/15/24 - 5/15/35 (valued at $5,212,905)	$5,108,784	$5,108,784
	Total Investments (Cost $991,908,867) 100.0%		1,246,597,003
	Other Assets, less Liabilities (0.0)%†		(14,621)
	Net Assets 100.0%		$1,246,582,382

See Abbreviations on page 44.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 3 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2019, all repurchase agreements had been entered into on that date.
[e]The security was issued on a discount basis with no stated coupon rate.
  |  6

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ Retirement Income Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 88.0%
	Domestic Equity 9.5%
[a]	Franklin LibertyQ U.S. Equity ETF	148,200	$4,895,046
	Domestic Fixed Income 55.1%
[a]	Franklin Liberty U.S. Core Bond ETF	179,125	4,515,741
[a]	Franklin U.S. Government Securities Fund, Class R6	2,414,203	14,726,636
	iShares Core U.S. Aggregate Bond ETF	71,086	8,044,803
	Vanguard Intermediate-Term Corporate Bond ETF	12,321	1,124,168
			28,411,348
	Domestic Hybrid 20.0%
[a]	Franklin Income Fund, Class R6	4,504,423	10,315,129
	Foreign Fixed Income 3.4%
[a]	Templeton Global Total Return Fund, Class R6	156,332	1,743,107
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $43,803,759)		45,364,630
		Units
	Index-Linked Notes 10.0%
[b,c]	Credit Suisse AG, senior note, 144A, 8.29%, 2/08/21	800	2,329,729
[b,d]	Morgan Stanley Finance LLC, senior note, 144A, 6.07%, 10/03/19	21,000	2,815,260
	Total Index-Linked Notes (Cost $5,196,270)		5,144,989
	Total Investments before Short Term Investments (Cost $49,000,029)		50,509,619
		Shares
	Short Term Investments (Cost $912,195) 1.8%
	Money Market Funds 1.8%
[a,e]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	912,195	912,195
	Total Investments (Cost $49,912,224) 99.8%		51,421,814
	Other Assets, less Liabilities 0.2%		104,004
	Net Assets 100.0%		$51,525,818
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund (continued)
See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2019, the aggregate value of these securities was $5,144,989, representing 10.0% of net assets.
[c]Security pays a variable interest based on the distribution of the SPXDIV Index. The interest rate shown represents the rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the S&P 500 Index.
[d]Security pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B Index 20 Delta.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 98.3%
	Domestic Equity 33.9%
[a]	Franklin Growth Fund, Class R6	39,607	$4,371,381
[a,b]	Franklin Growth Opportunities Fund, Class R6	34,017	1,458,997
[a]	Franklin LibertyQ U.S. Equity ETF	127,063	4,196,891
[a]	Franklin Rising Dividends Fund, Class R6	32,324	2,191,241
[a]	Franklin U.S. Core Equity (IU) Fund	224,015	2,264,796
	Vanguard S&P 500 ETF	1,100	299,860
			14,783,166
	Domestic Fixed Income 45.1%
[a]	Franklin Liberty U.S. Core Bond ETF	191,852	4,836,589
[a]	Franklin Low Duration Total Return Fund, Class R6	471,633	4,584,272
[a]	Franklin Strategic Income Fund, Class R6	90,157	870,911
[a]	Franklin U.S. Government Securities Fund, Class R6	428,463	2,613,625
	iShares Core U.S. Aggregate Bond ETF	41,516	4,698,366
	Vanguard Intermediate-Term Corporate Bond ETF	5,151	469,977
	Vanguard Total International Bond ETF	27,712	1,630,297
			19,704,037
	Foreign Equity 14.4%
[a]	Franklin FTSE Europe ETF	18,017	422,890
[a]	Franklin FTSE Japan ETF	8,707	217,152
[a]	Franklin International Core Equity (IU) Fund	185,099	1,906,519
[a]	Franklin International Growth Fund, Class R6	56,588	827,318
[a]	Franklin LibertyQ Emerging Markets ETF	54,464	1,575,965
	iShares Core MSCI Emerging Markets ETF	10,400	509,808
[a]	Templeton Foreign Fund, Class R6	121,750	825,468
			6,285,120
	Foreign Fixed Income 4.9%
[a]	Franklin Liberty High Yield Corporate ETF	20,021	517,243
[a]	Templeton Global Total Return Fund, Class R6	146,477	1,633,214
			2,150,457
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $39,808,377)		42,922,780
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
		Shares	Value
	Short Term Investments (Cost $110,268) 0.3%
	Money Market Funds 0.3%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	110,268	$110,268
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $39,918,645) 98.6%		43,033,048
	Other Assets, less Liabilities 1.4%		624,670
	Net Assets 100.0%		$43,657,718

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  10

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.0%
	Domestic Equity 40.3%
[a]	Franklin Growth Fund, Class R6	137,766	$15,205,233
[a,b]	Franklin Growth Opportunities Fund, Class R6	115,122	4,937,590
[a]	Franklin LibertyQ U.S. Equity ETF	435,671	14,390,213
[a]	Franklin Rising Dividends Fund, Class R6	113,256	7,677,571
[a]	Franklin U.S. Core Equity (IU) Fund	767,019	7,754,563
	Vanguard S&P 500 ETF	3,750	1,022,250
			50,987,420
	Domestic Fixed Income 36.1%
[a]	Franklin Liberty U.S. Core Bond ETF	422,975	10,663,200
[a]	Franklin Low Duration Total Return Fund, Class R6	1,097,440	10,667,118
[a]	Franklin Strategic Income Fund, Class R6	221,172	2,136,520
[a]	Franklin U.S. Government Securities Fund, Class R6	1,101,108	6,716,760
	iShares Core U.S. Aggregate Bond ETF	94,202	10,660,840
	Vanguard Intermediate-Term Corporate Bond ETF	11,716	1,068,968
	Vanguard Total International Bond ETF	64,452	3,791,711
			45,705,117
	Foreign Equity 17.2%
[a]	Franklin FTSE Europe ETF	62,768	1,473,272
[a]	Franklin FTSE Japan ETF	30,340	756,680
[a]	Franklin International Core Equity (IU) Fund	632,588	6,515,662
[a]	Franklin International Growth Fund, Class R6	197,942	2,893,906
[a]	Franklin LibertyQ Emerging Markets ETF	188,408	5,451,755
	iShares Core MSCI Emerging Markets ETF	35,800	1,754,916
[a]	Templeton Foreign Fund, Class R6	438,401	2,972,359
			21,818,550
	Foreign Fixed Income 3.4%
[a]	Franklin Liberty High Yield Corporate ETF	16,194	418,372
[a]	Templeton Global Total Return Fund, Class R6	342,218	3,815,733
			4,234,105
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $106,156,651)		122,745,192
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  11

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
		Shares	Value
	Short Term Investments (Cost $3,576,043) 2.8%
	Money Market Funds 2.8%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	3,576,043	$3,576,043
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $109,732,694) 99.8%		126,321,235
	Other Assets, less Liabilities 0.2%		222,540
	Net Assets 100.0%		$126,543,775

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  12

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.3%
	Domestic Equity 48.3%
[a]	Franklin Growth Fund, Class R6	74,922	$8,269,083
[a,b]	Franklin Growth Opportunities Fund, Class R6	62,299	2,672,000
[a]	Franklin LibertyQ U.S. Equity ETF	238,338	7,872,304
[a]	Franklin Rising Dividends Fund, Class R6	61,592	4,175,313
[a]	Franklin U.S. Core Equity (IU) Fund	410,508	4,150,240
	Vanguard S&P 500 ETF	2,025	552,015
			27,690,955
	Domestic Fixed Income 25.9%
[a]	Franklin Liberty U.S. Core Bond ETF	138,827	3,499,829
[a]	Franklin Low Duration Total Return Fund, Class R6	360,148	3,500,641
[a]	Franklin Strategic Income Fund, Class R6	72,184	697,296
[a]	Franklin U.S. Government Securities Fund, Class R6	339,213	2,069,199
	iShares Core U.S. Aggregate Bond ETF	30,918	3,498,990
	Vanguard Intermediate-Term Corporate Bond ETF	3,861	352,277
	Vanguard Total International Bond ETF	20,755	1,221,016
			14,839,248
	Foreign Equity 20.5%
[a]	Franklin FTSE Europe ETF	33,955	796,982
[a]	Franklin FTSE Japan ETF	16,365	408,143
[a]	Franklin International Core Equity (IU) Fund	342,055	3,523,169
[a]	Franklin International Growth Fund, Class R6	106,881	1,562,609
[a]	Franklin LibertyQ Emerging Markets ETF	100,623	2,911,617
	iShares Core MSCI Emerging Markets ETF	19,175	939,959
[a]	Templeton Foreign Fund, Class R6	237,089	1,607,461
			11,749,940
	Foreign Fixed Income 2.6%
[a]	Franklin Liberty High Yield Corporate ETF	11,481	296,612
[a]	Templeton Global Total Return Fund, Class R6	110,261	1,229,414
			1,526,026
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $50,214,491)		55,806,169
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  13

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
		Shares	Value
	Short Term Investments (Cost $1,333,590) 2.3%
	Money Market Funds 2.3%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	1,333,590	$1,333,590
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $51,548,081) 99.6%		57,139,759
	Other Assets, less Liabilities 0.4%		218,073
	Net Assets 100.0%		$57,357,832

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  14

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.3%
	Domestic Equity 53.9%
[a]	Franklin Growth Fund, Class R6	180,093	$19,876,808
[a,b]	Franklin Growth Opportunities Fund, Class R6	152,467	6,539,318
[a]	Franklin LibertyQ U.S. Equity ETF	567,612	18,748,225
[a]	Franklin Rising Dividends Fund, Class R6	148,021	10,034,374
[a]	Franklin U.S. Core Equity (IU) Fund	985,238	9,960,751
	Vanguard S&P 500 ETF	4,850	1,322,110
			66,481,586
	Domestic Fixed Income 19.0%
[a]	Franklin Liberty U.S. Core Bond ETF	216,209	5,450,629
[a]	Franklin Low Duration Total Return Fund, Class R6	561,004	5,452,960
[a]	Franklin Strategic Income Fund, Class R6	113,314	1,094,617
[a]	Franklin U.S. Government Securities Fund, Class R6	577,856	3,524,918
	iShares Core U.S. Aggregate Bond ETF	48,152	5,449,362
	Vanguard Intermediate-Term Corporate Bond ETF	6,001	547,531
	Vanguard Total International Bond ETF	31,451	1,850,262
			23,370,279
	Foreign Equity 22.7%
[a]	Franklin FTSE Europe ETF	80,310	1,885,012
[a]	Franklin FTSE Japan ETF	38,732	965,976
[a]	Franklin International Core Equity (IU) Fund	814,813	8,392,579
[a]	Franklin International Growth Fund, Class R6	253,454	3,705,502
[a]	Franklin LibertyQ Emerging Markets ETF	239,039	6,916,809
	iShares Core MSCI Emerging Markets ETF	46,300	2,269,626
[a]	Templeton Foreign Fund, Class R6	560,820	3,802,357
			27,937,861
	Foreign Fixed Income 1.7%
[a]	Franklin Liberty High Yield Corporate ETF	8,439	218,022
[a]	Templeton Global Total Return Fund, Class R6	166,942	1,861,404
			2,079,426
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $102,039,717)		119,869,152
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  15

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
		Shares	Value
	Short Term Investments (Cost $3,064,179) 2.5%
	Money Market Funds 2.5%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	3,064,179	$3,064,179
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $105,103,896) 99.8%		122,933,331
	Other Assets, less Liabilities 0.2%		253,945
	Net Assets 100.0%		$123,187,276

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  16

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.2%
	Domestic Equity 59.3%
[a]	Franklin Growth Fund, Class R6	75,068	$8,285,236
[a,b]	Franklin Growth Opportunities Fund, Class R6	63,160	2,708,943
[a]	Franklin LibertyQ U.S. Equity ETF	235,471	7,777,607
[a]	Franklin Rising Dividends Fund, Class R6	61,412	4,163,112
[a]	Franklin U.S. Core Equity (IU) Fund	422,852	4,275,038
	Vanguard S&P 500 ETF	1,900	517,940
			27,727,876
	Domestic Fixed Income 12.2%
[a]	Franklin Liberty U.S. Core Bond ETF	58,850	1,483,609
[a]	Franklin Low Duration Total Return Fund, Class R6	152,584	1,483,117
[a]	Franklin Strategic Income Fund, Class R6	30,818	297,700
[a]	Franklin U.S. Government Securities Fund, Class R6	130,573	796,498
	iShares Core U.S. Aggregate Bond ETF	13,106	1,483,206
	Vanguard Intermediate-Term Corporate Bond ETF	1,610	146,896
			5,691,026
	Foreign Equity 25.4%
[a]	Franklin FTSE Europe ETF	34,581	811,675
[a]	Franklin FTSE Japan ETF	16,701	416,523
[a]	Franklin International Core Equity (IU) Fund	344,234	3,545,613
[a]	Franklin International Growth Fund, Class R6	109,110	1,595,192
[a]	Franklin LibertyQ Emerging Markets ETF	100,734	2,914,829
	iShares Core MSCI Emerging Markets ETF	20,000	980,400
[a]	Templeton Foreign Fund, Class R6	235,017	1,593,411
			11,857,643
	Foreign Fixed Income 0.3%
[a]	Franklin Liberty High Yield Corporate ETF	6,083	157,154
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $40,443,444)		45,433,699
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  17

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
		Shares	Value
	Short Term Investments (Cost $1,196,310) 2.6%
	Money Market Funds 2.6%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	1,196,310	$1,196,310
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $41,639,754) 99.8%		46,630,009
	Other Assets, less Liabilities 0.2%		116,677
	Net Assets 100.0%		$46,746,686

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  18

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2045 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.1%
	Domestic Equity 63.7%
[a]	Franklin Growth Fund, Class R6	149,137	$16,460,275
[a,b]	Franklin Growth Opportunities Fund, Class R6	124,387	5,334,942
[a]	Franklin LibertyQ U.S. Equity ETF	474,942	15,687,334
[a]	Franklin Rising Dividends Fund, Class R6	122,095	8,276,815
[a]	Franklin U.S. Core Equity (IU) Fund	828,149	8,372,590
	Vanguard S&P 500 ETF	4,050	1,104,030
			55,235,986
	Domestic Fixed Income 6.6%
[a]	Franklin Liberty U.S. Core Bond ETF	112,660	2,840,159
	iShares Core U.S. Aggregate Bond ETF	25,091	2,839,548
			5,679,707
	Foreign Equity 26.8%
[a]	Franklin FTSE Europe ETF	66,759	1,566,947
[a]	Franklin FTSE Japan ETF	32,248	804,265
[a]	Franklin International Core Equity (IU) Fund	675,826	6,961,010
[a]	Franklin International Growth Fund, Class R6	211,063	3,085,732
[a]	Franklin LibertyQ Emerging Markets ETF	198,326	5,738,741
	iShares Core MSCI Emerging Markets ETF	38,100	1,867,662
[a]	Templeton Foreign Fund, Class R6	466,786	3,164,811
			23,189,168
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $70,978,804)		84,104,861
	Short Term Investments (Cost $2,312,656) 2.6%
	Money Market Funds 2.6%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	2,312,656	2,312,656
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $73,291,460) 99.7%		86,417,517
	Other Assets, less Liabilities 0.3%		222,173
	Net Assets 100.0%		$86,639,690

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  19

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.5%
	Domestic Equity 64.7%
[a]	Franklin Growth Fund, Class R6	75,844	$8,370,876
[a,b]	Franklin Growth Opportunities Fund, Class R6	64,500	2,766,385
[a]	Franklin LibertyQ U.S. Equity ETF	240,460	7,942,394
[a]	Franklin Rising Dividends Fund, Class R6	61,776	4,187,830
[a]	Franklin U.S. Core Equity (IU) Fund	425,075	4,297,509
	Vanguard S&P 500 ETF	1,900	517,940
			28,082,934
	Domestic Fixed Income 5.5%
[a]	Franklin Liberty U.S. Core Bond ETF	47,666	1,201,660
	iShares Core U.S. Aggregate Bond ETF	10,627	1,202,657
			2,404,317
	Foreign Equity 27.3%
[a]	Franklin FTSE Europe ETF	34,133	801,160
[a]	Franklin FTSE Japan ETF	16,049	400,262
[a]	Franklin International Core Equity (IU) Fund	342,813	3,530,979
[a]	Franklin International Growth Fund, Class R6	108,294	1,583,262
[a]	Franklin LibertyQ Emerging Markets ETF	102,411	2,963,354
	iShares Core MSCI Emerging Markets ETF	19,725	966,920
[a]	Templeton Foreign Fund, Class R6	236,485	1,603,365
			11,849,302
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $37,664,736)		42,336,553
	Short Term Investments (Cost $728,127) 1.7%
	Money Market Funds 1.7%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	728,127	728,127
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $38,392,863) 99.2%		43,064,680
	Other Assets, less Liabilities 0.8%		332,635
	Net Assets 100.0%		$43,397,315

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  20

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin LifeSmart™ 2055 Retirement Target Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 96.3%
	Domestic Equity 64.0%
[a]	Franklin Growth Fund, Class R6	30,017	$3,313,009
[a,b]	Franklin Growth Opportunities Fund, Class R6	25,545	1,095,608
[a]	Franklin LibertyQ U.S. Equity ETF	93,808	3,098,478
[a]	Franklin Rising Dividends Fund, Class R6	24,426	1,655,874
[a]	Franklin U.S. Core Equity (IU) Fund	162,611	1,643,995
	Vanguard S&P 500 ETF	800	218,080
			11,025,044
	Domestic Fixed Income 5.4%
[a]	Franklin Liberty U.S. Core Bond ETF	18,666	470,570
	iShares Core U.S. Aggregate Bond ETF	4,161	470,900
			941,470
	Foreign Equity 26.9%
[a]	Franklin FTSE Europe ETF	13,282	311,751
[a]	Franklin FTSE Japan ETF	6,369	158,843
[a]	Franklin International Core Equity (IU) Fund	135,669	1,397,387
[a]	Franklin International Growth Fund, Class R6	42,026	614,425
[a]	Franklin LibertyQ Emerging Markets ETF	39,718	1,149,276
	iShares Core MSCI Emerging Markets ETF	7,650	375,003
[a]	Templeton Foreign Fund, Class R6	93,096	631,192
			4,637,877
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $15,190,116)		16,604,391
	Short Term Investments (Cost $507,892) 3.0%
	Money Market Funds 3.0%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	507,892	507,892
	Total Investments in Underlying Funds and Exchange Traded Funds (Cost $15,698,008) 99.3%		17,112,283
	Other Assets, less Liabilities 0.7%		123,053
	Net Assets 100.0%		$17,235,336

See Abbreviations on page 44.
[a]See Note 3 regarding investments in FT Underlying Funds.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  21

Franklin Fund Allocator Series
Statement of Investments, September 30, 2019 (unaudited)
Franklin Moderate Allocation Fund
		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 97.4%
	Domestic Equity 40.4%
[a,b]	Franklin DynaTech Fund, Class R6	861,246	$74,463,299
[b]	Franklin Growth Fund, Class R6	2,090,052	230,678,997
[b]	Franklin LibertyQ U.S. Equity ETF	6,596,229	217,873,444
[b]	Franklin Rising Dividends Fund, Class R6	1,734,980	117,614,323
[b]	Franklin U.S. Core Equity (IU) Fund	11,688,734	118,173,101
	Vanguard S&P 500 ETF	57,000	15,538,200
			774,341,364
	Domestic Fixed Income 36.6%
[b]	Franklin Liberty U.S. Core Bond ETF	6,337,507	159,768,551
[b]	Franklin Low Duration Total Return Fund, Class R6	19,572,432	190,244,036
[b]	Franklin Strategic Income Fund, Class R6	3,769,475	36,413,131
[b]	Franklin U.S. Government Securities Fund, Class R6	23,295,985	142,105,507
	iShares Core U.S. Aggregate Bond ETF	922,778	104,430,786
	Vanguard Intermediate-Term Corporate Bond ETF	136,554	12,459,187
	Vanguard Total International Bond ETF	978,220	57,548,683
			702,969,881
	Foreign Equity 16.9%
[b]	Franklin FTSE Europe ETF	964,812	22,645,778
[b]	Franklin FTSE Japan ETF	466,227	11,627,701
[b]	Franklin International Core Equity (IU) Fund	9,753,885	100,465,016
[b]	Franklin International Growth Fund, Class R6	3,034,295	44,361,393
[b]	Franklin LibertyQ Emerging Markets ETF	3,458,865	100,085,372
[b]	Templeton Foreign Fund, Class R6	6,739,995	45,697,164
			324,882,424
	Foreign Fixed Income 3.5%
[b]	Franklin Liberty High Yield Corporate ETF	334,505	8,641,936
[b]	Templeton Global Total Return Fund, Class R6	5,190,435	57,873,356
			66,515,292
	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $1,565,525,911)		1,868,708,961
	Short Term Investments 2.6%
	Money Market Funds (Cost $42,231,126) 2.2%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.71%	42,231,126	42,231,126
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  22

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Moderate Allocation Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $7,162,296) 0.4%
[d]	Joint Repurchase Agreement, 2.343%, 10/01/19 (Maturity Value $7,162,762) BNP Paribas Securities Corp. (Maturity Value $3,531,600) Deutsche Bank Securities Inc. (Maturity Value $1,276,762) HSBC Securities (USA) Inc. (Maturity Value $2,354,400) Collateralized by [e]U.S. Treasury Bills, 11/19/19; U.S. Treasury Notes, 1.375% - 3.125%, 1/31/20 - 7/31/26; and U.S. Treasury Strips, 2/15/24 - 5/15/35 (valued at $7,308,270)	$7,162,296	$7,162,296
	Total Investments (Cost $1,614,919,333) 100.0%		1,918,102,383
	Other Assets, less Liabilities (0.0)%†		(130,746)
	Net Assets 100.0%		$1,917,971,637

See Abbreviations on page 44.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 3 regarding investments in FT Underlying Funds.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2019, all repurchase agreements had been entered into on that date.
[e]The security was issued on a discount basis with no stated coupon rate.
  |  23

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, fourteen of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  24

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS
The Funds, which are managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the nine months ended September 30, 2019, were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Liberty High Yield Corporate ETF	$ —	$11,228,443	$ —	$ —	$(63,745)	$11,164,698	432,154	$19,975
Franklin Liberty U.S. Core Bond ETF	—	274,516,638	—	—	532,075	275,048,713	10,910,302	42,136
Total Controlled Affiliates	$ —	$285,745,081	$ —	$ —	$468,330	$286,213,411		$62,111
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	56,915,523	302,942	(41,320,254)	20,951,787	(6,678,415)	30,171,583	348,966	—
Franklin Emerging Market Debt Opportunities Fund	37,597,752	11,711	(37,967,811)	(3,544,417)	3,902,765	—[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	41,605,935	1,296,080	(43,492,018)	(1,527,178)	2,117,181	—[a]	—	148,346
Franklin FTSE Europe ETF	10,800,877	6,176,470	(9,126,848)	(863,617)	2,093,263	9,080,145	386,855	239,442
Franklin FTSE Japan ETF	11,525,783	59,088	(7,897,394)	(1,423,984)	2,399,215	4,662,708	186,957	78,460
Franklin Growth Fund, Class R6	119,464,184	1,012,367	(49,607,621)	21,256,840	1,587,456	93,713,226	849,083	—
Franklin International Core Equity (IU) Fund	—	40,231,698	—	—	178,501	40,410,199	3,923,320	—
Franklin International Growth Fund, Class R6	—	18,276,101	(397,309)	(1,902)	(85,186)	17,791,704	1,216,943	—
Franklin International Small Cap Fund, Class R6	25,613,745	2,793,031	(30,426,986)	3,812,826	(1,792,616)	—[a]	—	—
Franklin LibertyQ Emerging Markets ETF	33,210,679	11,749,528	(4,594,264)	89,292	525,204	40,980,439	1,416,249	418,899
Franklin LibertyQ U.S. Equity ETF	62,074,238	26,534,658	(13,915,042)	(160,063)	13,677,382	88,211,173	2,670,638	1,007,908
Franklin Low Duration Total Return Fund, Class R6	182,843,581	44,076,783	(73,276,291)	(2,558,326)	5,136,017	156,221,764	16,072,198	5,740,497
Franklin Mutual European Fund, Class R6	20,039,889	679,506	(23,337,162)	4,749,643	(2,131,876)	—[a]	—	—
  |  25

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Pelagos Commodities Strategy Fund, Class R6	$58,924,603	$3,217,645	$(62,835,507)	$(11,254,126)	$11,947,385	$ —[a]	—	$373,425
Franklin Rising Dividends Fund, Class R6	64,774,725	666,702	(29,581,648)	8,040,783	3,757,381	47,657,943	703,023	336,274
Franklin Strategic Income Fund, Class R6	117,609,696	5,179,663	(101,217,881)	(89,240)	3,954,756	25,436,994	2,633,229	2,168,323
Franklin U.S. Core Equity (IU) Fund	—	47,360,783	—	—	520,968	47,881,751	4,736,078	—
Franklin U.S. Government Securities Fund, Class R6	164,661,149	85,355,091	(167,668,069)	(4,250,456)	10,871,240	88,968,955	14,585,074	4,799,501
Franklin Utilities Fund, Class R6	22,357,316	589,722	(26,168,400)	11,513,250	(8,291,888)	—[a]	—	262,392
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	35,798	178,702,216	(148,751,754)	—	—	29,986,260	29,986,260	471,128
Templeton Foreign Fund, Class R6	35,923,843	925,544	(20,608,316)	1,519,683	215,789	17,976,543	2,651,408	—
Templeton Global Total Return Fund, Class R6	81,260,291	8,029,876	(31,206,834)	(1,572,100)	(1,998,329)	54,512,904	4,889,050	3,789,656
Total Non-Controlled Affiliates	$1,147,239,607	$483,227,205	$(923,397,409)	$44,688,695	$41,906,193	$793,664,291		$19,834,251
Total Affiliated Securities	$1,147,239,607	$768,972,286	$(923,397,409)	$44,688,695	$42,374,523	$1,079,877,702		$19,896,362
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	$176,634,458	$600,000	$(14,855,046)	$8,296,610	$30,824,456	$201,500,478	1,825,682	$ —
Franklin Growth Opportunities Fund, Class R6	177,449,161	—	(26,349,111)	4,017,431	36,287,232	191,404,713	4,462,689	—
Franklin Mutual Shares Fund, Class R6	176,217,841	602,774	(1,272,544)	(34,347)	26,998,315	202,512,039	7,250,699	—
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	1,566	18,515,574	(18,516,645)	—	—	495	495	5,238
Templeton Growth Fund Inc., Class R6	175,974,947	15,586,195	(4,012,306)	(929,810)	13,135,436	199,754,462	9,063,270	—
Total Affiliated Securities	$706,277,973	$35,304,543	$(65,005,652)	$11,349,884	$107,245,439	$795,172,187		$5,238
  |  26

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Founding Funds Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6	$1,237,646,875	$52,910,776	$(136,966,379)	$(3,747,807)	$102,795,228	$1,252,638,693	547,003,796	$52,910,777
Franklin Mutual Shares Fund, Class R6	1,248,713,107	—	(176,494,445)	22,108,748	162,997,558	1,257,324,968	45,017,006	—
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	4,344	25,960,249	(25,964,558)	—	—	35	35	4,786
Templeton Growth Fund Inc., Class R6	1,242,448,619	11,000,000	(75,922,710)	1,749,512	79,217,225	1,258,492,646	57,100,392	—
Total Affiliated Securities	$3,728,812,945	$89,871,025	$(415,348,092)	$20,110,453	$345,010,011	$3,768,456,342		$52,915,563
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	$21,922,080	$13,555,985	$(18,019,316)	$(1,660,298)	$4,188,875	$19,987,326	851,550	$524,353
Franklin International Core Equity (IU) Fund	—	88,315,049	—	—	349,244	88,664,293	8,608,184	—
Franklin LibertyQ Emerging Markets ETF	62,311,312	27,665,311	(3,504,168)	42,280	866,764	87,381,499	3,019,830	877,801
Franklin U.S. Core Equity (IU) Fund	—	102,651,339	—	—	1,129,165	103,780,504	10,265,134	—
Total Controlled Affiliates	$84,233,392	$232,187,684	$(21,523,484)	$(1,618,018)	$6,534,048	$299,813,622		$1,402,154
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	109,789,861	308,723	(74,562,020)	36,300,330	(7,412,520)	64,424,374	745,135	—
Franklin Emerging Market Debt Opportunities Fund	8,968,255	—	(9,055,121)	(791,173)	878,039	—[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	10,049,028	990,476	(11,180,602)	(312,751)	453,849	—[a]	—	36,727
Franklin FTSE Japan ETF	22,716,000	92,282	(14,538,886)	(2,577,311)	4,570,725	10,262,810	411,500	171,812
Franklin Growth Fund, Class R6	231,954,267	653,513	(77,198,012)	24,993,343	21,505,676	201,908,787	1,829,381	—
Franklin International Growth Fund, Class R6	—	40,725,828	(1,380,079)	(6,608)	(187,457)	39,151,684	2,677,954	—
Franklin International Small Cap Fund, Class R6	49,599,678	6,966,668	(60,212,428)	5,401,082	(1,755,000)	—[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	3,748,729	—	—	(21,281)	3,727,448	144,279	6,669
Franklin Liberty U.S. Core Bond ETF	—	67,038,339	—	—	140,009	67,178,348	2,664,750	10,291
  |  27

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin LibertyQ U.S. Equity ETF	$119,744,604	$61,728,393	$(18,310,655)	$157,195	$27,660,121	$190,979,658	5,782,006	$2,154,035
Franklin Low Duration Total Return Fund, Class R6	45,152,022	31,492,112	(22,104,834)	(265,086)	899,292	55,173,506	5,676,287	1,706,045
Franklin Mutual European Fund, Class R6	40,510,549	519,795	(46,524,241)	10,107,032	(4,613,135)	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	56,835,748	3,323,060	(60,640,902)	(11,015,668)	11,497,762	—[a]	—	392,647
Franklin Rising Dividends Fund, Class R6	123,494,926	1,063,837	(47,043,502)	11,285,278	12,630,662	101,431,201	1,496,256	716,191
Franklin Strategic Income Fund, Class R6	26,754,417	5,935,823	(24,870,173)	5,329	926,506	8,751,902	905,994	644,286
Franklin U.S. Government Securities Fund, Class R6	39,210,505	39,734,688	(53,308,792)	141,289	1,787,026	27,564,716	4,518,806	1,394,051
Franklin Utilities Fund, Class R6	41,286,615	2,341,509	(50,070,574)	22,788,808	(16,346,358)	—[a]	—	550,477
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	36,422	168,304,525	(139,463,021)	—	—	28,877,926	28,877,926	488,892
Templeton Foreign Fund, Class R6	69,665,758	2,174,694	(34,710,549)	2,158,969	1,046,083	40,334,955	5,949,108	—
Templeton Global Total Return Fund, Class R6	18,800,160	8,062,296	(6,921,903)	(349,941)	(802,936)	18,787,676	1,684,993	1,072,899
Total Non-Controlled Affiliates	$1,014,568,815	$445,205,290	$(752,096,294)	$98,020,117	$52,857,063	$858,554,991		$9,345,022
Total Affiliated Securities	$1,098,802,207	$677,392,974	$(773,619,778)	$96,402,099	$59,391,111	$1,158,368,613		$10,747,176
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
Franklin Floating Rate Daily Access Fund, Class R6	$11,365,789	$217,248	$(11,624,674)	$(76,896)	$118,533	$ —[a]	—	$228,267
Franklin Income Fund, Class R6	10,261,062	977,919	(1,736,041)	23,899	788,290	10,315,129	4,504,423	424,267
Franklin Liberty U.S. Core Bond ETF	—	4,505,555	—	—	10,186	4,515,741	179,125	692
Franklin LibertyQ U.S. Equity ETF	4,515,870	2,560,256	(3,073,216)	33,904	858,232	4,895,046	148,200	56,251
  |  28

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ Retirement Income Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Government Securities Fund, Class R6	$11,883,687	$7,068,959	$(4,639,972)	$(188,901)	$602,863	$14,726,636	2,414,203	$328,445
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	732,821	18,625,887	(18,446,513)	—	—	912,195	912,195	18,010
Templeton Global Total Return Fund, Class R6	2,117,321	146,781	(454,454)	31,370	(97,911)	1,743,107	156,332	81,866
Total Affiliated Securities	$40,876,550	$34,102,605	$(39,974,870)	$(176,624)	$2,280,193	$37,107,854		$1,137,798
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$1,232,957	$95,412	$(1,335,609)	$(114,808)	$122,048	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	1,396,370	167,099	(1,584,276)	(44,454)	65,261	—[a]	—	5,317
Franklin FTSE Europe ETF	404,167	587,848	(611,286)	(33,863)	76,024	422,890	18,017	11,464
Franklin FTSE Japan ETF	743,220	109,363	(693,081)	(82,698)	140,348	217,152	8,707	6,289
Franklin Growth Fund, Class R6	4,450,955	1,286,897	(2,211,737)	102,088	743,178	4,371,381	39,607	—
Franklin Growth Opportunities Fund, Class R6	1,610,029	333,657	(819,376)	(1,633)	336,320	1,458,997	34,017	—
Franklin International Core Equity (IU) Fund	—	1,898,336	—	—	8,183	1,906,519	185,099	—
Franklin International Growth Fund, Class R6	—	862,308	(29,327)	(301)	(5,362)	827,318	56,588	—
Franklin International Small Cap Fund, Class R6	913,595	213,393	(1,179,801)	(46,528)	99,341	—[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	520,195	—	—	(2,952)	517,243	20,021	925
Franklin Liberty U.S. Core Bond ETF	—	8,247,866	(3,431,611)	6,388	13,946	4,836,589	191,852	741
Franklin LibertyQ Emerging Markets ETF	980,335	766,853	(176,500)	(646)	5,923	1,575,965	54,464	15,487
Franklin LibertyQ U.S. Equity ETF	2,269,894	2,099,059	(664,939)	(29,091)	521,968	4,196,891	127,063	44,918
Franklin Low Duration Total Return Fund, Class R6	5,987,285	3,109,664	(4,607,538)	(42,969)	137,830	4,584,272	471,633	177,050
  |  29

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Mutual International Fund, Class R6	$687,321	$155,644	$(884,327)	$(13,315)	$54,677	$ —[a]	—	$ —
Franklin Pelagos Commodities Strategy Fund, Class R6	1,914,586	162,863	(2,093,729)	(281,474)	297,754	—[a]	—	13,518
Franklin Rising Dividends Fund, Class R6	2,268,151	685,606	(1,189,663)	(23,784)	450,931	2,191,241	32,324	13,508
Franklin Strategic Income Fund, Class R6	3,937,748	1,369,799	(4,571,188)	34,391	100,161	870,911	90,157	71,255
Franklin U.S. Core Equity (IU) Fund	—	2,240,154	—	—	24,642	2,264,796	224,015	—
Franklin U.S. Government Securities Fund, Class R6	5,451,640	4,885,711	(7,912,476)	138,912	49,838	2,613,625	428,463	149,622
Franklin Utilities Fund, Class R6	667,793	15,106	(757,705)	144,122	(69,316)	—[a]	—	3,799
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	808,529	11,364,854	(12,063,115)	—	—	110,268	110,268	17,994
Templeton Foreign Fund, Class R6	966,600	231,335	(401,952)	(22,400)	51,885	825,468	121,750	—
Templeton Global Total Return Fund, Class R6	2,750,868	682,555	(1,673,037)	(21,511)	(105,661)	1,633,214	146,477	135,828
Total Affiliated Securities	$39,442,043	$42,091,577	$(48,892,273)	$(333,574)	$3,116,967	$35,424,740		$667,715
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$2,438,564	$114,260	$(2,566,989)	$(227,566)	$241,731	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	2,774,818	229,480	(3,045,113)	(87,240)	128,055	—[a]	—	10,338
Franklin FTSE Europe ETF	1,807,838	1,109,673	(1,654,844)	(128,443)	339,048	1,473,272	62,768	40,265
Franklin FTSE Japan ETF	3,105,900	9,227	(2,608,524)	(356,902)	606,979	756,680	30,340	22,046
Franklin Growth Fund, Class R6	18,586,392	762,564	(7,734,288)	1,242,457	2,348,108	15,205,233	137,766	—
Franklin Growth Opportunities Fund, Class R6	6,806,852	39,372	(3,389,152)	359,321	1,121,197	4,937,590	115,122	—
  |  30

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin International Core Equity (IU) Fund	$ —	$6,488,227	$ —	$ —	$27,435	$6,515,662	632,588	$ —
Franklin International Growth Fund, Class R6	—	2,911,338	—	—	(17,432)	2,893,906	197,942	—
Franklin International Small Cap Fund, Class R6	3,692,282	321,379	(4,294,725)	280,044	1,020	—[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	420,761	—	—	(2,389)	418,372	16,194	749
Franklin Liberty U.S. Core Bond ETF	—	10,658,816	—	—	4,384	10,663,200	422,975	1,634
Franklin LibertyQ Emerging Markets ETF	4,041,330	2,459,015	(1,115,079)	13,965	52,524	5,451,755	188,408	53,739
Franklin LibertyQ U.S. Equity ETF	9,441,234	4,798,457	(1,894,496)	(67,368)	2,112,386	14,390,213	435,671	160,741
Franklin Low Duration Total Return Fund, Class R6	11,751,793	3,734,730	(5,000,592)	(46,500)	227,687	10,667,118	1,097,440	371,414
Franklin Mutual International Fund, Class R6	2,694,573	82,079	(2,963,856)	(127,769)	314,973	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	5,635,340	363,905	(6,047,255)	(817,826)	865,836	—[a]	—	38,837
Franklin Rising Dividends Fund, Class R6	9,243,724	380,561	(3,698,849)	41,625	1,710,510	7,677,571	113,256	52,458
Franklin Strategic Income Fund, Class R6	7,777,294	846,857	(6,755,536)	(3,192)	271,097	2,136,520	221,172	147,520
Franklin U.S. Core Equity (IU) Fund	—	7,670,191	—	—	84,372	7,754,563	767,019	—
Franklin U.S. Government Securities Fund, Class R6	10,729,195	4,383,500	(8,819,761)	165,468	258,358	6,716,760	1,101,108	312,001
Franklin Utilities Fund, Class R6	2,660,327	22,827	(2,999,972)	1,109,558	(792,740)	—[a]	—	16,578
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	3,164	23,186,202	(19,613,323)	—	—	3,576,043	3,576,043	50,874
Templeton Foreign Fund, Class R6	3,901,532	291,322	(1,380,676)	(12,607)	172,788	2,972,359	438,401	—
Templeton Global Total Return Fund, Class R6	5,374,162	1,785,883	(3,054,991)	(36,901)	(252,420)	3,815,733	342,218	280,184
Total Affiliated Securities	$112,466,314	$73,070,626	$(88,638,021)	$1,300,124	$9,823,507	$108,022,550		$1,559,378
  |  31

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$744,004	$64,783	$(813,062)	$(65,709)	$69,984	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	846,508	165,958	(1,024,933)	(25,326)	37,793	—[a]	—	3,298
Franklin FTSE Europe ETF	891,527	774,878	(971,180)	(67,894)	169,651	796,982	33,955	21,083
Franklin FTSE Japan ETF	1,514,588	102,419	(1,333,754)	(177,174)	302,064	408,143	16,365	11,536
Franklin Growth Fund, Class R6	8,925,259	924,639	(3,349,655)	92,268	1,676,572	8,269,083	74,922	—
Franklin Growth Opportunities Fund, Class R6	3,328,470	131,075	(1,515,026)	33,312	694,169	2,672,000	62,299	—
Franklin International Core Equity (IU) Fund	—	3,508,701	—	—	14,468	3,523,169	342,055	—
Franklin International Growth Fund, Class R6	—	1,570,259	—	—	(7,650)	1,562,609	106,881	—
Franklin International Small Cap Fund, Class R6	1,798,267	293,219	(2,218,654)	(90,433)	217,601	—[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	298,305	—	—	(1,693)	296,612	11,481	531
Franklin Liberty U.S. Core Bond ETF	—	4,712,540	(1,223,771)	2,278	8,782	3,499,829	138,827	536
Franklin LibertyQ Emerging Markets ETF	1,970,405	1,432,559	(518,714)	2,189	25,178	2,911,617	100,623	27,896
Franklin LibertyQ U.S. Equity ETF	4,573,817	2,829,993	(562,512)	(31,385)	1,062,391	7,872,304	238,338	85,004
Franklin Low Duration Total Return Fund, Class R6	3,585,066	1,997,937	(2,136,729)	(19,575)	73,942	3,500,641	360,148	115,745
Franklin Mutual International Fund, Class R6	1,337,308	172,784	(1,605,239)	(54,874)	150,021	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	2,331,348	239,307	(2,588,053)	(370,944)	388,342	—[a]	—	17,264
Franklin Rising Dividends Fund, Class R6	4,506,529	449,838	(1,659,958)	(29,571)	908,475	4,175,313	61,592	26,654
Franklin Strategic Income Fund, Class R6	2,391,535	720,056	(2,495,674)	9,043	72,336	697,296	72,184	46,007
  |  32

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin U.S. Core Equity (IU) Fund	$ —	$4,105,084	$ —	$ —	$45,156	$4,150,240	410,508	$ —
Franklin U.S. Government Securities Fund, Class R6	3,273,247	2,980,486	(4,312,295)	71,483	56,278	2,069,199	339,213	96,993
Franklin Utilities Fund, Class R6	1,273,680	13,562	(1,441,152)	265,312	(111,402)	—[a]	—	8,085
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	419,148	16,571,176	(15,656,734)	—	—	1,333,590	1,333,590	23,122
Templeton Foreign Fund, Class R6	1,903,897	303,737	(676,083)	(33,761)	109,671	1,607,461	237,089	—
Templeton Global Total Return Fund, Class R6	1,640,004	938,263	(1,261,853)	(37,494)	(49,506)	1,229,414	110,261	85,611
Total Affiliated Securities	$47,254,607	$45,301,558	$(47,365,031)	$(528,255)	$5,912,623	$50,575,502		$569,365
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$1,265,678	$ —	$(1,272,789)	$(114,959)	$122,070	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	1,440,239	89,727	(1,550,474)	(43,878)	64,386	—[a]	—	5,271
Franklin FTSE Europe ETF	2,047,024	1,657,291	(2,063,596)	(149,832)	394,125	1,885,012	80,310	51,669
Franklin FTSE Japan ETF	3,544,470	49,662	(2,924,030)	(414,821)	710,695	965,976	38,732	28,302
Franklin Growth Fund, Class R6	20,895,577	949,364	(6,217,399)	510,483	3,738,783	19,876,808	180,093	—
Franklin Growth Opportunities Fund, Class R6	7,654,993	368,944	(3,219,284)	435,736	1,298,929	6,539,318	152,467	—
Franklin International Core Equity (IU) Fund	—	8,358,897	—	—	33,682	8,392,579	814,813	—
Franklin International Growth Fund, Class R6	—	3,723,964	—	—	(18,462)	3,705,502	253,454	—
Franklin International Small Cap Fund, Class R6	4,235,165	469,602	(5,010,285)	120,461	185,057	—[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	219,266	—	—	(1,244)	218,022	8,439	390
Franklin Liberty U.S. Core Bond ETF	—	5,448,060	—	—	2,569	5,450,629	216,209	835
Franklin LibertyQ Emerging Markets ETF	4,595,317	3,206,569	(949,404)	4,697	59,630	6,916,809	239,039	68,038
  |  33

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin LibertyQ U.S. Equity ETF	$10,651,846	$6,511,544	$(884,479)	$(24,108)	$2,493,422	$18,748,225	567,612	$204,581
Franklin Low Duration Total Return Fund, Class R6	6,099,851	2,227,060	(2,966,128)	(19,433)	111,610	5,452,960	561,004	187,552
Franklin Mutual International Fund, Class R6	3,242,553	38,766	(3,510,169)	(285,251)	514,101	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	5,097,035	490,861	(5,622,502)	(768,129)	802,735	—[a]	—	37,485
Franklin Rising Dividends Fund, Class R6	10,549,442	660,816	(3,287,100)	(28,012)	2,139,228	10,034,374	148,021	65,195
Franklin Strategic Income Fund, Class R6	4,088,574	422,196	(3,553,189)	(561)	137,597	1,094,617	113,314	75,490
Franklin U.S. Core Equity (IU) Fund	—	9,852,375	—	—	108,376	9,960,751	985,238	—
Franklin U.S. Government Securities Fund, Class R6	5,567,467	2,956,800	(5,204,805)	72,614	132,842	3,524,918	577,856	158,433
Franklin Utilities Fund, Class R6	2,948,542	29,297	(3,349,906)	1,159,020	(786,953)	—[a]	—	19,771
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	2,968	22,767,432	(19,706,221)	—	—	3,064,179	3,064,179	50,482
Templeton Foreign Fund, Class R6	4,487,990	344,230	(1,207,873)	(52,838)	230,848	3,802,357	560,820	—
Templeton Global Total Return Fund, Class R6	2,790,638	642,682	(1,448,431)	123	(123,608)	1,861,404	166,942	133,767
Total Affiliated Securities	$101,205,369	$71,485,405	$(73,948,064)	$401,312	$12,350,418	$111,494,440		$1,087,261
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$394,014	$3,371	$(399,615)	$(35,000)	$37,230	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	461,225	33,320	(501,143)	(13,710)	20,308	—[a]	—	1,693
Franklin FTSE Europe ETF	776,847	729,536	(786,440)	(56,920)	148,652	811,675	34,581	21,881
Franklin FTSE Japan ETF	1,373,085	85,870	(1,158,172)	(156,886)	272,626	416,523	16,701	11,987
  |  34

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Growth Fund, Class R6	$8,094,450	$1,147,519	$(2,642,406)	$15,629	$1,670,044	$8,285,236	75,068	$ —
Franklin Growth Opportunities Fund, Class R6	2,961,783	155,321	(1,080,491)	88,836	583,494	2,708,943	63,160	—
Franklin International Core Equity (IU) Fund	—	3,530,753	—	—	14,860	3,545,613	344,234	—
Franklin International Growth Fund, Class R6	—	1,605,923	—	—	(10,731)	1,595,192	109,110	—
Franklin International Small Cap Fund, Class R6	1,638,447	325,246	(2,073,152)	(88,018)	197,477	—[a]	—	—
Franklin Liberty High Yield Corporate ETF	—	158,051	—	—	(897)	157,154	6,083	281
Franklin Liberty U.S. Core Bond ETF	—	2,402,639	(924,945)	1,722	4,193	1,483,609	58,850	227
Franklin LibertyQ Emerging Markets ETF	1,783,053	1,341,646	(231,686)	(46)	21,862	2,914,829	100,734	28,733
Franklin LibertyQ U.S. Equity ETF	4,093,008	3,326,502	(620,570)	(11,099)	989,766	7,777,607	235,471	85,776
Franklin Low Duration Total Return Fund, Class R6	1,924,994	1,269,181	(1,739,834)	(6,384)	35,160	1,483,117	152,584	50,905
Franklin Mutual International Fund, Class R6	1,285,443	169,889	(1,538,294)	(59,117)	142,079	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,882,858	236,993	(2,131,277)	(304,931)	316,357	—[a]	—	14,600
Franklin Rising Dividends Fund, Class R6	4,059,416	663,845	(1,393,956)	(14,186)	847,993	4,163,112	61,412	26,439
Franklin Strategic Income Fund, Class R6	1,297,236	412,417	(1,453,613)	8,315	33,345	297,700	30,818	21,003
Franklin U.S. Core Equity (IU) Fund	—	4,228,524	—	—	46,514	4,275,038	422,852	—
Franklin U.S. Government Securities Fund, Class R6	1,760,021	1,856,970	(2,870,074)	26,367	23,214	796,498	130,573	44,445
Franklin Utilities Fund, Class R6	1,130,327	14,643	(1,288,841)	224,218	(80,347)	—[a]	—	7,725
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	1,362	13,554,662	(12,359,714)	—	—	1,196,310	1,196,310	18,808
Templeton Foreign Fund, Class R6	1,733,501	299,993	(503,642)	(35,534)	99,093	1,593,411	235,017	—
  |  35

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Global Total Return Fund, Class R6	$880,861	$189,907	$(1,054,784)	$35,346	$(51,330)	$ —[a]	—	$32,587
Total Affiliated Securities	$37,531,931	$37,742,721	$(36,752,649)	$(381,398)	$5,360,962	$43,501,567		$367,090
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$671,323	$7,307	$(682,422)	$(59,705)	$63,497	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	763,772	65,366	(840,009)	(23,002)	33,873	—[a]	—	2,793
Franklin FTSE Europe ETF	1,534,776	1,411,801	(1,559,057)	(119,321)	298,748	1,566,947	66,759	43,486
Franklin FTSE Japan ETF	2,647,080	209,948	(2,275,019)	(319,661)	541,917	804,265	32,248	23,812
Franklin Growth Fund, Class R6	15,541,149	2,308,387	(4,635,399)	99,336	3,146,802	16,460,275	149,137	—
Franklin Growth Opportunities Fund, Class R6	5,713,486	494,413	(2,176,462)	205,912	1,097,593	5,334,942	124,387	—
Franklin International Core Equity (IU) Fund	—	6,933,018	—	—	27,992	6,961,010	675,826	—
Franklin International Growth Fund, Class R6	—	3,101,199	—	—	(15,467)	3,085,732	211,063	—
Franklin International Small Cap Fund, Class R6	3,180,029	674,452	(4,058,584)	33,680	170,423	—[a]	—	—
Franklin Liberty U.S. Core Bond ETF	—	2,840,963	—	—	(804)	2,840,159	112,660	435
Franklin LibertyQ Emerging Markets ETF	3,446,396	2,465,394	(211,165)	(663)	38,779	5,738,741	198,326	56,907
Franklin LibertyQ U.S. Equity ETF	7,933,624	6,691,505	(831,574)	(16,475)	1,910,254	15,687,334	474,942	168,595
Franklin Low Duration Total Return Fund, Class R6	3,234,616	1,155,656	(4,442,220)	7,302	44,646	—[a]	—	47,295
Franklin Mutual International Fund, Class R6	2,419,331	345,356	(2,925,362)	(214,859)	375,534	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	3,548,233	384,591	(3,956,680)	(535,619)	559,475	—[a]	—	26,836
  |  36

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Rising Dividends Fund, Class R6	$7,823,837	$1,502,298	$(2,666,632)	$(24,708)	$1,642,020	$8,276,815	122,095	$51,687
Franklin Strategic Income Fund, Class R6	2,191,537	84,326	(2,343,080)	24,333	42,884	—[a]	—	20,210
Franklin U.S. Core Equity (IU) Fund	—	8,281,494	—	—	91,096	8,372,590	828,149	—
Franklin U.S. Government Securities Fund, Class R6	2,952,976	1,104,535	(4,087,149)	22,103	7,535	—[a]	—	42,429
Franklin Utilities Fund, Class R6	2,180,567	112,695	(2,572,288)	828,282	(549,256)	—[a]	—	14,847
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	2,076	19,840,938	(17,530,358)	—	—	2,312,656	2,312,656	34,395
Templeton Foreign Fund, Class R6	3,364,292	620,504	(940,298)	(36,252)	156,565	3,164,811	466,786	—
Templeton Global Total Return Fund, Class R6	1,479,762	261,697	(1,758,541)	130,599	(113,517)	—[a]	—	36,606
Total Affiliated Securities	$70,628,862	$60,897,843	$(60,492,299)	$1,282	$9,570,589	$80,606,277		$570,333
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$273,492	$5,035	$(280,093)	$(22,745)	$24,311	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	333,526	68,761	(407,108)	(8,990)	13,811	—[a]	—	1,293
Franklin FTSE Europe ETF	705,135	830,197	(814,966)	(55,679)	136,473	801,160	34,133	21,761
Franklin FTSE Japan ETF	1,249,853	185,473	(1,141,595)	(141,548)	248,079	400,262	16,049	11,913
Franklin Growth Fund, Class R6	7,409,696	1,824,667	(2,426,182)	(9,675)	1,572,370	8,370,876	75,844	—
Franklin Growth Opportunities Fund, Class R6	2,704,428	335,284	(895,670)	16,653	605,690	2,766,385	64,500	—
Franklin International Core Equity (IU) Fund	—	3,516,441	—	—	14,538	3,530,979	342,813	—
Franklin International Growth Fund, Class R6	—	1,623,405	(32,864)	341	(7,620)	1,583,262	108,294	—
Franklin International Small Cap Fund, Class R6	1,502,297	403,846	(1,996,938)	(99,026)	189,821	—[a]	—	—
  |  37

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin Liberty U.S. Core Bond ETF	$ —	$1,199,478	$ —	$ —	$2,182	$1,201,660	47,666	$184
Franklin LibertyQ Emerging Markets ETF	1,622,255	1,484,360	(152,024)	(2,923)	11,686	2,963,354	102,411	28,467
Franklin LibertyQ U.S. Equity ETF	3,752,315	3,784,632	(517,698)	(15,462)	938,607	7,942,394	240,460	85,416
Franklin Low Duration Total Return Fund, Class R6	1,397,718	590,095	(2,010,963)	5,710	17,440	—[a]	—	21,287
Franklin Mutual International Fund, Class R6	1,140,318	232,024	(1,449,481)	(15,032)	92,171	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	1,652,526	227,828	(1,887,764)	(267,523)	274,933	—[a]	—	13,262
Franklin Rising Dividends Fund, Class R6	3,694,774	1,059,622	(1,351,557)	(21,080)	806,071	4,187,830	61,776	25,498
Franklin Strategic Income Fund, Class R6	932,826	53,346	(1,015,489)	9,226	20,091	—[a]	—	9,063
Franklin U.S. Core Equity (IU) Fund	—	4,250,751	—	—	46,758	4,297,509	425,075	—
Franklin U.S. Government Securities Fund, Class R6	1,249,416	580,581	(1,842,929)	12,842	90	—[a]	—	19,239
Franklin Utilities Fund, Class R6	1,029,132	19,056	(1,179,119)	199,110	(68,179)	—[a]	—	7,076
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	105,867	13,021,313	(12,399,053)	—	—	728,127	728,127	17,614
Templeton Foreign Fund, Class R6	1,589,329	405,000	(441,848)	(34,947)	85,831	1,603,365	236,485	—
Templeton Global Total Return Fund, Class R6	626,122	141,630	(775,145)	33,953	(26,560)	—[a]	—	16,049
Total Affiliated Securities	$32,971,025	$35,842,825	$(33,018,486)	$(416,795)	$4,998,594	$40,377,163		$278,122
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
Franklin Emerging Market Debt Opportunities Fund	$97,766	$1,922	$(100,247)	$(7,770)	$8,329	$ —[a]	—	$ —
Franklin Floating Rate Daily Access Fund, Class R6	119,294	13,169	(134,184)	(3,177)	4,898	—[a]	—	445
  |  38

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Franklin FTSE Europe ETF	$259,927	$381,939	$(358,549)	$(17,517)	$45,951	$311,751	13,282	$7,987
Franklin FTSE Japan ETF	438,052	108,100	(425,779)	(45,801)	84,271	158,843	6,369	4,368
Franklin Growth Fund, Class R6	2,634,809	964,835	(854,119)	(2,578)	570,062	3,313,009	30,017	—
Franklin Growth Opportunities Fund, Class R6	970,492	294,550	(390,999)	(6,534)	228,099	1,095,608	25,545	—
Franklin International Core Equity (IU) Fund	—	1,391,857	—	—	5,530	1,397,387	135,669	—
Franklin International Growth Fund, Class R6	—	617,853	—	—	(3,428)	614,425	42,026	—
Franklin International Small Cap Fund, Class R6	539,482	202,870	(774,136)	(37,845)	69,629	—[a]	—	—
Franklin Liberty U.S. Core Bond ETF	—	1,014,831	(546,932)	1,293	1,378	470,570	18,666	72
Franklin LibertyQ Emerging Markets ETF	583,251	655,791	(93,083)	96	3,221	1,149,276	39,718	10,442
Franklin LibertyQ U.S. Equity ETF	1,320,871	1,545,639	(108,296)	(3,809)	344,073	3,098,478	93,808	32,314
Franklin Low Duration Total Return Fund, Class R6	500,061	255,656	(764,094)	1,780	6,597	—[a]	—	7,614
Franklin Mutual International Fund, Class R6	411,600	104,937	(544,571)	(18,284)	46,318	—[a]	—	—
Franklin Pelagos Commodities Strategy Fund, Class R6	583,838	118,604	(703,939)	(103,402)	104,899	—[a]	—	4,967
Franklin Rising Dividends Fund, Class R6	1,310,030	523,341	(464,091)	(7,605)	294,199	1,655,874	24,426	9,191
Franklin Strategic Income Fund, Class R6	336,082	29,110	(375,716)	1,730	8,794	—[a]	—	3,169
Franklin U.S. Core Equity (IU) Fund	—	1,626,107	—	—	17,888	1,643,995	162,611	—
Franklin U.S. Government Securities Fund, Class R6	447,085	249,444	(701,256)	4,842	(115)	—[a]	—	6,822
Franklin Utilities Fund, Class R6	367,091	25,262	(439,724)	58,348	(10,977)	—[a]	—	2,449
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	184,376	6,154,356	(5,830,840)	—	—	507,892	507,892	6,885
  |  39

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
3.  INVESTMENTS IN FT UNDERLYING FUNDS (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates (continued)
Templeton Foreign Fund, Class R6	$567,208	$209,304	$(163,539)	$(17,124)	$35,343	$631,192	93,096	$ —
Templeton Global Total Return Fund, Class R6	223,894	72,342	(298,920)	6,398	(3,714)	—[a]	—	5,706
Total Affiliated Securities	$11,895,209	$16,561,819	$(14,073,014)	$(196,959)	$1,861,245	$16,048,300		$102,431
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin FTSE Europe ETF	$25,439,836	$15,470,372	$(21,182,387)	$(1,976,980)	$4,894,937	$22,645,778	964,812	$595,869
Franklin International Core Equity (IU) Fund	—	100,053,475	—	—	411,541	100,465,016	9,753,885	—
Franklin Liberty High Yield Corporate ETF	—	8,691,044	—	—	(49,108)	8,641,936	334,505	15,461
Franklin Liberty U.S. Core Bond ETF	—	159,455,785	—	—	312,766	159,768,551	6,337,507	24,475
Franklin LibertyQ Emerging Markets ETF	74,846,213	30,272,651	(6,219,389)	121,385	1,064,512	100,085,372	3,458,865	1,011,910
Franklin Pelagos Commodities Strategy Fund, Class R6	91,248,228	5,485,477	(97,672,146)	(20,383,362)	21,321,803	—[a]	—	602,511
Franklin U.S. Core Equity (IU) Fund	—	116,887,340	—	—	1,285,761	118,173,101	11,688,734	—
Total Controlled Affiliates	$191,534,277	$436,316,144	$(125,073,922)	$(22,238,957)	$29,242,212	$509,779,754		$2,250,226
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	131,830,259	660,207	(91,784,536)	43,104,134	(9,346,765)	74,463,299	861,246	—
Franklin Emerging Market Debt Opportunities Fund	37,608,902	—	(37,969,117)	(3,475,206)	3,835,421	—[a]	—	—
Franklin Floating Rate Daily Access Fund, Class R6	38,683,399	1,838,069	(41,068,817)	(1,380,650)	1,927,999	—[a]	—	138,809
Franklin FTSE Japan ETF	27,611,482	113,622	(18,447,370)	(3,326,673)	5,676,640	11,627,701	466,227	195,265
Franklin Growth Fund, Class R6	278,927,077	1,096,173	(103,886,149)	46,245,464	8,296,432	230,678,997	2,090,052	—
Franklin International Growth Fund, Class R6	—	45,982,607	(1,402,100)	(6,713)	(212,401)	44,361,393	3,034,295	—
Franklin International Small Cap Fund, Class R6	59,120,152	7,583,513	(71,171,969)	7,699,190	(3,230,886)	—[a]	—	—
  |  40

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates (continued)
Franklin LibertyQ U.S. Equity ETF	$143,550,227	$68,264,970	$(26,355,823)	$(61,392)	$32,475,462	$217,873,444	6,596,229	$2,475,549
Franklin Low Duration Total Return Fund, Class R6	178,021,586	62,132,438	(52,416,890)	(1,623,691)	4,130,593	190,244,036	19,572,432	5,901,999
Franklin Mutual European Fund, Class R6	47,971,953	519,608	(54,879,351)	11,089,927	(4,702,137)	—[a]	—	—
Franklin Rising Dividends Fund, Class R6	148,089,939	1,403,868	(59,804,996)	15,926,772	11,998,740	117,614,323	1,734,980	820,949
Franklin Strategic Income Fund, Class R6	111,626,569	8,997,435	(87,917,202)	(149,741)	3,856,070	36,413,131	3,769,475	2,259,401
Franklin U.S. Government Securities Fund, Class R6	159,143,007	88,185,908	(111,859,220)	(3,900,601)	10,536,413	142,105,507	23,295,985	4,969,410
Franklin Utilities Fund, Class R6	50,426,474	2,203,316	(60,223,728)	27,547,792	(19,953,854)	—[a]	—	634,483
Institutional Fiduciary Trust Money Market Portfolio, 1.71%	56,065	261,484,529	(219,309,468)	—	—	42,231,126	42,231,126	741,176
Templeton Foreign Fund, Class R6	82,834,369	2,340,688	(43,348,530)	3,008,927	861,710	45,697,164	6,739,995	—
Templeton Global Total Return Fund, Class R6	79,180,477	12,202,778	(29,787,667)	(1,499,847)	(2,222,385)	57,873,356	5,190,435	3,854,142
Total Non-Controlled Affiliates	$1,574,681,937	$565,009,729	$(1,111,632,933)	$139,197,692	$43,927,052	$1,211,183,477		$21,991,183
Total Affiliated Securities	$1,766,216,214	$1,001,325,873	$(1,236,706,855)	$116,958,735	$73,169,264	$1,720,963,231		$24,241,409

[a]As of September 30, 2019, no longer held by the fund.
4.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  41

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
4.  FAIR VALUE MEASUREMENTS (continued)
A summary of inputs used as of September 30, 2019, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,169,213,242	$—	$—	$1,169,213,242
Short Term Investments	29,986,260	4,355,716	—	34,341,976
Total Investments in Securities	$1,199,199,502	$4,355,716	$ —	$1,203,555,218
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$795,171,692	$—	$—	$795,171,692
Short Term Investments	495	—	—	495
Total Investments in Securities	$795,172,187	$ —	$ —	$795,172,187
Franklin Founding Funds Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds	$3,768,456,307	$—	$—	$3,768,456,307
Short Term Investments	35	—	—	35
Total Investments in Securities	$3,768,456,342	$ —	$ —	$3,768,456,342
Franklin Growth Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,212,610,293	$—	$—	$1,212,610,293
Short Term Investments	28,877,926	5,108,784	—	33,986,710
Total Investments in Securities	$1,241,488,219	$5,108,784	$ —	$1,246,597,003
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$45,364,630	$—	$—	$45,364,630
Index-Linked Notes	—	5,144,989	—	5,144,989
Short Term Investments	912,195	—	—	912,195
Total Investments in Securities	$46,276,825	$5,144,989	$ —	$51,421,814
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,922,780	$—	$—	$42,922,780
Short Term Investments	110,268	—	—	110,268
Total Investments in Securities	$43,033,048	$ —	$ —	$43,033,048
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$122,745,192	$—	$—	$122,745,192
Short Term Investments	3,576,043	—	—	3,576,043
Total Investments in Securities	$126,321,235	$ —	$ —	$126,321,235
  |  42

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$55,806,169	$—	$—	$55,806,169
Short Term Investments	1,333,590	—	—	1,333,590
Total Investments in Securities	$57,139,759	$ —	$ —	$57,139,759
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$119,869,152	$—	$—	$119,869,152
Short Term Investments	3,064,179	—	—	3,064,179
Total Investments in Securities	$122,933,331	$ —	$ —	$122,933,331
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$45,433,699	$—	$—	$45,433,699
Short Term Investments	1,196,310	—	—	1,196,310
Total Investments in Securities	$46,630,009	$ —	$ —	$46,630,009
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$84,104,861	$—	$—	$84,104,861
Short Term Investments	2,312,656	—	—	2,312,656
Total Investments in Securities	$86,417,517	$ —	$ —	$86,417,517
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$42,336,553	$—	$—	$42,336,553
Short Term Investments	728,127	—	—	728,127
Total Investments in Securities	$43,064,680	$ —	$ —	$43,064,680
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$16,604,391	$—	$—	$16,604,391
Short Term Investments	507,892	—	—	507,892
Total Investments in Securities	$17,112,283	$ —	$ —	$17,112,283
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$1,868,708,961	$—	$—	$1,868,708,961
Short Term Investments	42,231,126	7,162,296	—	49,393,422
Total Investments in Securities	$1,910,940,087	$7,162,296	$ —	$1,918,102,383

[a]For detailed categories, see the accompanying Statement of Investments.
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Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)
5.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ETF	Exchange Traded Fund
FTSE	Financial Times Stock Exchange
SPX B	S&P 500 Index Buy-Write
SPX B DT	S&P 500 Index Buy-Write Distribution
SPXDIV	S&P 500 Dividend Points

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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